Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and deposits	¥ 3,261,111	¥ 3,381,610
Cash equivalents	1,267,684	1,572,955
Total	¥ 4,528,795	¥ 4,954,565	¥ 3,803,014	¥ 3,674,931